Note 11 - Options (Details) - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Volatility, minimum		93.90%
Volatility, maximum		111.93%
Volatility	0.00%		0.00%
Risk-free interest rate, minimum		1.62%
Risk-free interest rate, maximum		1.90%
Risk-free interest rate	0.00%		0.00%
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value per options granted	$ 0.00	$ 0.26	$ 0.00
Minimum
Expected life (in years)		5 years 9 months 11 days
Weighted average grant date fair value per options granted		$ 0.22
Maximum
Expected life (in years)		10 years
Weighted average grant date fair value per options granted		$ 0.28